FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Mar. 26, 2020	Mar. 25, 2020	May 27, 2015 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional			6,335	4,204	4,204
OCI gross	$ 97
Deferred tax	(27)
OCI net of deferred tax	70
Hedged item, assets | €				€ 8,261
Assets carrying amount			$ 0		$ 0
Liabilities carrying amount			(6,327)	€ (3,709)	(4,201)
Basis adjustment		$ 0	0
Foreign currency translation reserve			$ 60		$ 378
Cross Currency Swap, 375 Notional Amount, Maturity January 2016
Disclosure of detailed information about hedging instruments [line items]
Notional				375	375
OCI gross	83
Deferred tax	(24)
OCI net of deferred tax	59
Cross Currency Swap, 500 Notional Amount, Maturity March 2021
Disclosure of detailed information about hedging instruments [line items]
Notional				500	500
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	8
Cross Currency Swap, 500 Notional Amount, Maturity July 2019
Disclosure of detailed information about hedging instruments [line items]
Notional				500	500
OCI gross	(16)
Deferred tax	5
OCI net of deferred tax	(11)
Cross Currency Swap, 100 Notional Amount, Maturity June 2018
Disclosure of detailed information about hedging instruments [line items]
Notional				100	100
OCI gross	8
Deferred tax	(2)
OCI net of deferred tax	6
Cross Currency Swap, 200 Notional Amount, Maturity November 2019
Disclosure of detailed information about hedging instruments [line items]
Notional				200	200
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	$ 8
Cross Currency Swap, 500 notional amount
Disclosure of detailed information about hedging instruments [line items]
Notional						200	300
Hedged item, assets | €								€ 459
Reclassification adjustments on hedges of net investments in foreign operations, net of tax		8
Cross currency swap | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional				0	0
Assets carrying amount					$ 0
Liabilities carrying amount					0
Basis adjustment		0
Foreign currency translation reserve					$ 70
EUR debt | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional			6,335	4,204	4,204
Assets carrying amount			$ 0		$ 0
Liabilities carrying amount			(6,327)		(4,201)
Basis adjustment		$ 0	0
Foreign currency translation reserve			$ (10)		$ 308
Cross currency swap 2018 | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional			0
Assets carrying amount			$ 0
Liabilities carrying amount			0
Basis adjustment			0
Foreign currency translation reserve			$ 70